Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Total cost	¥ 47,558		¥ 48,655
Less: Accumulated depreciation	(30,899)		(24,214)
Less: Amortization of leasehold improvements	(62)
Property and equipment, net	16,597	$ 2,274	24,441
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	42,350		44,721
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	3,158		3,221
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	713		713
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost	¥ 1,337